Shareholder's Equity - Narrative (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stockholders' equity, including portion attributable to noncontrolling interest	$ 3,738	$ 3,995	$ 3,481	$ 2,539		$ 2,808
Components of accumulated other comprehensive income
Non-cash capital contributions from parent	$ 1	12	$ 19	$ 17
Accumulated Net Investment Gain (Loss) Attributable to Parent
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stockholders' equity, including portion attributable to noncontrolling interest					$ (90)
Cumulative Effect, Period of Adoption, Adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stockholders' equity, including portion attributable to noncontrolling interest		$ (5)				$ 3
Cumulative Effect, Period of Adoption, Adjustment | Accumulated Net Investment Gain (Loss) Attributable to Parent
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stockholders' equity, including portion attributable to noncontrolling interest					$ (90)